Current and deferred income tax and social contribution - Total income tax and social contribution expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current and deferred income tax and social contribution
Income tax benefit	R$ 175,993	R$ 37,709	R$ 29,686
Total deferred income tax and social contribution	228,434	50,875	35,545
Total income tax and social contribution expenses	R$ (52,441)	R$ (13,166)	R$ (5,859)